Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 1,114,037	$ 779,636
Allowance for expected credit losses	(308,071)	(326,813)	$ (13,864)
Accounts receivable, net	$ 805,966	$ 452,823